Prepaid and Other Current Assets - Schedule of Prepaid and Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 2,334	$ 1,328
Cryptocurrency safeguarding asset	3,040	0
Other current assets	1,180	687
Prepaid expenses and other current assets	$ 6,554	$ 2,015